Financial Instruments	12 Months Ended
Dec. 31, 2016
Financial Instruments
Financial Instruments

15. Financial Instruments

Fair Value

The following table sets forth the financial instruments measured at fair value by level within the fair value hierarchy as of December 31, 2015 and 2016:

	Fair Value Measurements
	(in thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2015:
Bank time deposits*	$149,532	$—	$149,532	$—
Available-for-sale securities**	12,831	12,831	—	—

Total	$162,363	$12,831	$149,532	$—

As of December 31, 2016:
Bank time deposits*	$31,188	$—	$31,188	$—
Available-for-sale securities**	5,274	5,274	—	—

Total	$36,462	$5,274	$31,188	$—

*  Included in cash and cash equivalents and short-term investments on the Group’s consolidated balance sheets.

** Included in long-term investments on the Group’s consolidated balance sheets.

Recurring

The Group measures bank time deposits, available-for-sale securities and investor option liability at fair value on a recurring basis.

The fair value of the Group’s available-for-sale securities are determined based on the quoted market price (Level 1). The fair value of the Group’s bank time deposits are determined based on the quoted market price for similar products (Level 2). The investor option liability, which enables Alibaba to purchase additional ordinary shares and increase its ownership in Weibo up to 30% on a fully-diluted basis (see Note 1 Reorganization), is measured using significant unobservable inputs (Level 3) when determining its fair value.

The Group reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. For the years ended December 31, 2014, 2015 and 2016, impairment related to available-for-sale securities was nil, nil and $4.8 million, respectively (see Note 5 for further information).

Immediately prior to Alibaba’s exercise of the option, the fair value of investor option liability was $76.5 million. The option was fully exercised by Alibaba upon the Group’s IPO in April 2014. For the year ended December 31, 2014, a $47.0 million loss was recognized as subsequent change in fair value when marked to market in the Group’s consolidated statements of comprehensive income (loss).

Non-recurring

The Group measures certain financial assets, including investments under the cost method and equity method, at fair value on a non-recurring basis only if an impairment charge is recognized.

The fair value of the Group’s privately held investments are determined using the income approach with unobservable inputs, such as the investee company’s historical financial results and assumptions about future growth rates, which require significant judgment to determine, and the market approach based on market participants’ price quote for the investment. As of December 31, 2015 and 2016, certain privately held investments under the cost method and equity method were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to a fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended. The impairment charges related to these investments were $2.5 million, $8.0 million and $35.4 million for the years ended December 31, 2014, 2015 and 2016, respectively, (see Note 5 for further information). The fair value of the privately held investments was measured based on discounted cash flow with unobservable inputs including the discount curve of market interest rates, which ranged from 20% to 22%.

The Group’s non-financial assets, such as intangible assets, goodwill and fixed assets, are measured at fair value only if they were determined to be impaired. In accordance with the Group policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review, the Group performed an impairment assessment on its goodwill by reporting unit annually. The Group concluded that no write-down was warranted for the years ended December 31, 2014, 2015 and 2016, respectively.